COMMON SHARES - Common Shares Issued Under Public Offering (Details) - Public Offering $ / shares in Units, $ in Billions	Aug. 10, 2022 CAD ($) $ / shares shares
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	28,400,000
Price per share (in Canadian dollars per share) | $ / shares	$ 63.50
Consideration received on transaction | $	$ 1.8